Convertible Preferred Stock	9 Months Ended
Sep. 23, 2012
Convertible Preferred Stock

3. CONVERTIBLE PREFERRED STOCK

As of December 25, 2011, the Company had issued three series of convertible preferred stock. A schedule of convertible preferred stock is as follows:

SERIES	NUMBER	DATE OF ISSUANCE	ORIGINAL	DIVIDEND PAID
Series A	9,062,741	November 2006	$25,000	$15,868
Series B	986,831	November 2006	2,722	1,728
Series X	607,680	May 2010	5,000	1,064

Total Preferred	10,657,252		32,722	18,660
Common Stock	208,505	various	914	350

Total Capital Stock	10,865,757		$33,636	$19,010

There are no mandatory dividends on the convertible preferred stock.

On May 25, 2011, the Company declared and paid a special dividend (“Special Dividend”) of $1.75 per share on all outstanding shares of common and convertible preferred stock. The dividend of approximately $19,010 was paid by May 31, 2011. This Special Dividend also included a $53 dividend paid on June 15, 2011 in conjunction with a settlement with a former director (see Note 14). The table above gives a breakdown of dividends paid to holders of each series of the Company’s preferred stock and the Company’s common stock.

Each share of preferred stock is convertible at the option of the holder, at any time, without the payment of additional consideration into one share of common stock.

Immediately before any underwritten offering pursuant to an effective registration statement resulting in at least $25,000 in net proceeds to the Company, each share of convertible preferred stock will be converted on a mandatory basis into one share of common stock. However, in the event that the fair market value of the series X convertible preferred stock, as determined by the board of directors of the Company, is less than the required liquidation preference, the Company will redeem those shares by making cash payments to those stockholders to satisfy the liquidation preference.

On April 6, 2012, the Company repurchased 15,627 and 1,640,035 shares of common and preferred stock, respectively, totaling $22,474 including expenses.

According to the Company’s By-Laws and effective upon the closing of the IPO on July 27, 2012, all preferred stock mandatorily converted into common stock on a 1:1 basis.